INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (UNAUDITED) - CAD ($) $ in Thousands	Share capital and premium [Member]	Capital reserve from share-based payment transactions [Member]	Amount received on account of financial instruments and other [Member]	Conversion feature related to convertible debt [Member]	Capital reserve from translation difference of foreign operations [Member]	Capital reserve from transaction with non-controlling interests [Member]	Capital reserve from transaction with controlling shareholder [Member]	Accumulated deficit [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2024	$ 265,000	$ 150		$ 297	$ (1,265)	$ 0	$ 0	$ (258,939)	$ 5,243	$ (2,097)	$ 3,146
Net income (Loss)	0	0		0	0	0	0	(34)	(34)	15	(19)
Total other comprehensive income (loss)	0	0		0	(1,542)	0	0	48	(1,494)	63	(1,431)
Total comprehensive income (loss)	0	0		0	(1,542)	0	0	14	(1,528)	78	(1,450)
Recognition of capital contribution from a controlling shareholder	0	0		0	0	0	33	0	33	0	33
Common shares issued upon exercise of pre-funded warrants	372	0		0	0	0	0	0	372	0	372
Expiration of conversion feature related to convertible debentures	297	0		(297)	0	0	0	0	0	0	0
Common shares issued upon partial conversion of convertible promissory notes											0
Recognition of conversion feature related to convertible debentures	0	0		363	0	0	0	0	363	0	363
Common shares issued upon partial conversion of convertible debenture	1,651	0		(256)	0	0	0	0	1,395	0	1,395
Common shares issued as consideration upon acquisition on non-controlling interest	314	0		0	0	(2,872)	0	0	(2,558)	2,558	0
Common shares issued upon debt settlement	190	0		0	0	0	0	0	190	0	190
Share-based compensation	0	12		0	0	0	0	0	12	0	12
Balance at Jun. 30, 2025	267,824	162		$ 107	(2,807)	(2,872)	33	(258,925)	3,522	539	4,061
Balance at Dec. 31, 2025	270,518	475	$ 2,168		(3,842)	(2,872)	33	(270,210)	(3,730)	115	(3,615)
Net income (Loss)	0	0	0		0	0	0	(6,638)	(6,638)	(214)	(6,852)
Total other comprehensive income (loss)	0	0	0		497	0	0	109	606	9	615
Total comprehensive income (loss)	0	0	0		497	0	0	(6,529)	(6,032)	(205)	(6,237)
Expiration of conversion feature related to convertible debentures	106	0	(106)		0	0	0	0	0	0	0
Common shares issued upon partial conversion of convertible promissory notes	3,370	0	0		0	0	0	0	3,370	0	3,370
Common shares issued upon partial exercise of warrants	853	0	0		0	0	0	0	853	0	853
Balance at Jun. 30, 2026	$ 274,847	$ 475	$ 2,062		$ (3,345)	$ (2,872)	$ 33	$ (276,739)	$ (5,539)	$ (90)	$ (5,629)